UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sept 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor
         New York, NY  10022

13F File Number:  28-4490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Chief Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     Joseph Mastoloni     New York, NY     November 14, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     72

Form13F Information Table Value Total:     1371449

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name

1    28-4490                       Vontobel Asset Management, Inc.

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
Actions Semiconductor Co Ltd   ADR              00507E107     1747   316466 SH        SOLE                  316466
Altria Group Inc               COM              02209S103    23404   336604 SH        SOLE                  336604
Ambac Finl Group Inc	       COM              023139108     8943   142158 SH        SOLE                  142158
America Movil SA DE CV         SPON ADR L SHS   02364W105   123118  1923716 SH        SOLE                 1923716
American Express Co.           COM              025816109       52      870 SH        SOLE                     870
American Intl Group Inc.       COM              026874107    27757   410301 SH        SOLE                  410301
Arcelor Mittal		       NY REGISTRY SH   03937E101     5532    70600 SH        SOLE                   70600
Bank of America Corp	       COM              060505104     6555   130392 SH	      SOLE	            130392
Banco Bradesco SA              SP ADR PFD NEW   059460303    15416   524900 SH        SOLE                  524900
Banco Itau Hldg. Financiera S  SP ADR 500 PFD   059602201    71776  1417940 SH        SOLE                 1417940
Banco Santander Chile New      SP ADR REP COM   05965X109    16855   333300 SH        SOLE                  333300
Barclays Bk Plc		       IP MSCI IN 36    06739F291      640     8800 SH        SOLE                    8800
Bed Bath & Beyond Inc.	       COM              075896100     6643   194694 SH        SOLE                  194694
Berkshire Hathaway Inc. Del    CL A             084670108     7111       60 SH        SOLE                      60
Berkshire Hathaway Inc. Del    CL B             084670207     2845      720 SH        SOLE                     720
BHP Billiton Ltd	       SPONSORED ADR    088606108     7658    97427 SH        SOLE                   97427
Block H&R Inc		       COM		093671105     6785   311258 SH        SOLE		    311258
British American Tobacco PLC   SPONSORED ADR    110448107    20940   290918 SH        SOLE                  290918
CME Group Inc		       COM              12572Q105      835     2906 SH        SOLE                    2906
CNOOC Ltd		       SPONSORED ADR    126132109    14620    87842 SH        SOLE                   87842
Canadian Nat Res Ltd	       COM		136385101     5227    69000 SH        SOLE                   69000
China Mobile Ltd	       SPONSORED ADR 	16941M109    40222   490275 SH        SOLE                  490275
Cincinnati Finl Corp.          COM              172062101     4564   105147 SH        SOLE                  105147
Coca Cola Co.                  COM              191216100    13978   243223 SH        SOLE                  243223
Coca Cola Femsa SA DE CV       SPON ADR REP L   191241108    20658   481434 SH        SOLE                  481434
Colgate Palmolive Co	       COM		194162103    16716   234380 SH        SOLE                  234380
Costco Whsl Corp New	       COM		22160K105      896    14600 SH        SOLE                   14600
Companhia Vale Do Rio Doce     SP ADR 500 PFD   204412100     8905   313000 SH        SOLE                  313000
Companhia Vale Do Rio Doce     SPONSORED ADR    204412209   221482  6527614 SH        SOLE                 6527614
Countrywide Financial Corp.    COM              222372104      163     8594 SH        SOLE                    8594
Diageo PLC                     Spon ADR New     25243Q205    12068   137555 SH        SOLE                  137555
Entercom Communications        CL. A            293639100     6361   329051 SH        SOLE                  329051
EXXON Mobil Corp	       COM	        30231G102     1146    12385 SH        SOLE                   12385
Federal Home Loan Mortgage     COM              313400301    15016   254461 SH        SOLE                  254461
Federal National Mortgage Ass. COM              313586109     8665   142491 SH        SOLE                  142491
Fifth Third Bancorp            COM              316773100     7774   229453 SH        SOLE                  229453
Gannett Inc                    COM              364730101     3820    87403 SH        SOLE                   87403
General Electric Co	       COM		369604103     1621    39145 SH        SOLE                   39145
General Mills Inc.             COM              370334104    12384   213475 SH        SOLE                  213475
HDFC Bank LTD.                 ADR REPS 3 SHS   40415F101   144854  1352135 SH        SOLE                 1352135
ICICI Bank Ltd                 ADR              45104G104    31073   589395 SH        SOLE                  589395
Imperial Tobacco Group PLC     SPONSORED ADR    453142101      226     2460 SH        SOLE                    2460
Johnson & Johnson              COM              478160104    19487   296601 SH        SOLE                  296601
Kellogg Co.                    COM              487836108    15781   281809 SH        SOLE                  281809
Kookmin Bank New               SPONSORED ADR    50049M109     3042    37100 SH        SOLE                   37100
Kraft Foods Inc		       CL A		50075N104       17      500 SH        SOLE                     500
Leucadia National Corp         COM              527288104     2405    49874 SH        SOLE                   49874
Markel Corp                    COM              570535104      632     1306 SH        SOLE                    1306
Morgan Stanley India Invt Fd   COM		61745C105      310     6100 SH	      SOLE		      6100
POSCO			       SPONSORED ADR    693483109     3164    17700 SH        SOLE                   17700
Pepsico Inc.                   COM              713448108    22159   302470 SH        SOLE                  302470
Petroleo Brasileiro SA Petro   SPONSORED ADR    71654V408   136913  1813416 SH        SOLE                 1813416
Procter & Gamble Co            COM              742718109    22990   326845 SH        SOLE                  326845
Reynolds American Inc          COM              761713106     3272    50180 SH        SOLE                   50180
Saga Communications            CL. A            786598102     4901   667771 SH        SOLE                  667771
Schlumberger Com               COM		806857108    61366   584442 SH        SOLE                  584442
Signet Group PLC               SP ADR REP 30S   82668L872     4209   243446 SH        SOLE                  243446
SPDR TR                        UNIT SER 1       78462F103      255     1671 SH        SOLE                    1671
Taiwan Semiconductor MFG LTD   SPONSORED ADR    874039100     4996   493641 SH        SOLE                  493641
Tesco Corp                     COM              88157K101      669    25184 SH        SOLE                   25184
TJX Companies Inc.             COM              872539101     9665   332484 SH        SOLE                  332484
Torchmark Corporation	       COM		891027104       37      600 SH        SOLE                     600
Total SA		       SPONSORED ADR    89151E109     1475    12625 SH        SOLE                   12625
Toyota Motor Corp              SP ADR REP 2 COM 891331307     2375    18868 SH        SOLE                   18868
United Parcel Service Inc.     CL. B            911312106     8738   116351 SH        SOLE                  116351
Unitedhealth Group Inc	       COM		91324P102    49346   337509 SH        SOLE		    337509
Wachovia Corp 2nd New          COM              929903102    11505   229410 SH        SOLE                  229410
Wal Mart Stores Inc            COM              931142103    10860   248788 SH        SOLE                  248788
Walgreen Co                    COM              931422109    10724   227011 SH        SOLE                  227011
Wellpoint Inc                  COM              94973V107     8718   110465 SH        SOLE                  110465
Wells Fargo & Co. Del.         COM              949740104    10569   296725 SH        SOLE                  296725
Wisdomtree Trust	       TOTAL DIVID FD	97717W109      137     2273 SH	      SOLE		      2273
Yum Brands		       COM		988498101      322     9510 SH	      SOLE		      9510